Long-Term Debt - 240 Million Senior Secured Term Loan Facility (Details)		1 Months Ended	12 Months Ended
	Jun. 02, 2023 USD ($)	Sep. 30, 2018 USD ($) item	Dec. 31, 2023 USD ($)
240 Million Senior Secured Term Loan Facility
Long-Term Debt
Debt instrument face amount	$ 240,000,000	$ 240
Number of consecutive quarterly installments | item		20
Minimum liquidity amount	500,000
Minimum liquidity of Partnership			$ 15,000,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels			$ 1,500,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels	1,000,000
Amount of cash	$ 10,000,000
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio for Partnership			2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)			130.00%
Percent of outstanding balance after June 2, 2027	166.00%
240 Million Senior Secured Term Loan Facility | SOFR
Long-Term Debt
Interest margin percentage	2.40%
Debt instrument face amount	$ 240,000,000
Final payment		$ 85.4
Minimum | Partnership's Loan Agreements | SOFR
Long-Term Debt
Interest margin percentage			2.00%
Maximum | Partnership's Loan Agreements | SOFR
Long-Term Debt
Interest margin percentage			2.50%